Securities Act Registration No. 333-173080

Investment Company Act Registration No. 811-22538

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 18	☒

(Check appropriate box or boxes.)

ADVISERS INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

4041 N. High Street, Suite 402

Columbus, OH 43214

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (614) 255-5550

Dina A. Tantra

4041 N. High Street, Suite 402

Columbus, OH 43214

With copy to:

Michael V. Wible

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215-6101

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 4th day of February, 2014.

Advisers Investment Trust

By:	/s/ Dina A. Tantra

Dina A. Tantra, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Dina A. Tantra	Trustee and President (Principal Executive Officer)	February 4, 2014
Dina A. Tantra

Peter B. Cherecwich	Trustee	February 4, 2014
Peter B. Cherecwich*

D’Ray Moore Rice	Trustee	February 4, 2014
D’Ray Moore Rice*

Steven R. Sutermeister	Trustee	February 4, 2014
Steven R. Sutermeister*

Michael M. Van Buskirk	Trustee	February 4, 2014
Michael M. Van Buskirk*

/s/ Troy A. Sheets	Treasurer (Principal Financial Officer)	February 4, 2014
Troy A. Sheets

By:	/s/ Dina A. Tantra
Dina A. Tantra, as Attorney-in-Fact

*	Pursuant to Power of Attorney

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase